<SEQUENCE>1
<FILENAME>ps13f1stqtr2012.txt

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

				Form 13F

			  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012

--------------------------------------------------------------------------------

Check here if Amendment [ x ]; 		Amendment Number:1
							   --------
This Amendment (Check only one.):   [X] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing	this Report:

Name:         Portfolio Solutions
              ------------------------------------------
Address:      900 Wilshire Drive, Suite 200
              ------------------------------------------
              Troy, Michigan 48084
              ------------------------------------------


Form 13F File Number:  028-14909
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Florence  Affatato
           -------------------------------------------
Title:       Compliance Manager
           -------------------------------------------
Phone:       248-689-1550
           -------------------------------------------


Signature, Place, and Date of Signing:

Florence  Affatato      Troy, Michigan 				10/04/2012
---------------------   -------------------------------------  ----------------
[Signature]	                   [City, State]	   	[Date]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	  manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	  and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			FORM 13F
		     SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 		0
                                                 -------------------------------

Form 13F Information Table Entry Total:			7
                                                 -------------------------------


Form 13F Information Table Value Total (X 1000):	$ 491,188

                                                 -------------------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                        PORTFOLIO SOLUTIONS, LLC
                                                            FORM 13F 03/31/2012

-----------------------------------------------------------------------------------------------------------------------------
   ITEM 1              ITEM 2 	ITEM 3     ITEM 4             	ITEM 5              ITEM 6        ITEM 7              ITEM 8
                      TITLE         	    FAIR 	    SHARES OR
                       OF              	  MARKET      	    PRINCIPAL   SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER        CLASS  	CUSIP      VALUE       	      AMOUNT    PRN  CALL  DISCRETION   MANAGERS    VOTING AUTHORITY
                                       (x $1000)  	                                                   Sole    Shared   None

-----------------------------------------------------------------------------------------------------------------------------
GLOBALSCAPE INC 	COM  37940g109         22	  11000		SH	   Sole		0	  11000	     0	    0
ISHARES TR              ETF  464287879      88333       1124263		SH	   Sole		0	1124263	     0	    0
SPDR S&P 500 ETF TR     ETF  78462F103        454          3225 	SH         Sole 	0          3225      0	    0
VANGUARD INDEX FUNDS    ETF  922908769     268847	3720557		SH	   Sole		0	3720557	     0	    0
VANGUARD INDEX FUNDS    ETF  922908553      36862        579139		SH	   Sole		0	 579139	     0	    0
VANGUARD INTL EQ        ETF  922042874      48518       1052674		SH	   Sole		0	1052674	     0	    0
VANGUARD INTL EQ        ETF  922042866      48152        906133		SH	   Sole		0	 906133	     0	    0



